Financial Income and Expense (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income and Expense [Abstract]
Schedule of Financial Income and Expense, Net	Financial Income
Thousands of $ For the years ended December 31	2023	2022	2021
Interest income	1,088	125	11
Innovatus derivative instrument	719	116	-
Fair value of option to pay GPS earnout in shares	763	-	-
Financial income, net	2,570	241	11
Financial Expenses
Thousands of $ For the years ended December 31	2023	2022	2021
Interest on Kreos loan	-	(660)	(1,566)
Interest on Innovatus loan	(5,232)	(1,615)	-
Interest on other loans and leases	(350)	(361)	(309)
Kreos settlement	-	(1,047)	-
Fair value adjustments
GPS contingent consideration	(9,105)	(2,398)	-
NovioGendix contingent consideration	(49)	(197)	(194)
Kreos derivative instrument	(135)	-	(96)
Exact Sciences 5-year warrants	(2,153)	-	-
Other financial loss	(190)	(107)	(7)
GPS amendment: additional consideration payment in cash	(250)	-	-
GPS amendment: additional consideration payment in shares	(878)	-	-
Financial expenses, net	(18,342)	(6,385)	(2,172)